Cover Page	Apr. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 27, 2020
Entity Registrant Name	ZENDESK, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36456
Entity Tax Identification Number	26-4411091
Entity Address, Address Line One	1019 Market Street
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	418-7506
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ZEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001463172
Amendment Flag	false